ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(17,319)	(29,057)	42,859	89,235	(19,103)	(34,958)	35,174
Operating platforms used to provide online education services	759	(711)	-	48	759	(759)	-	-
Customer base	11,708	(11,708)	-	-	11,708	(11,708)	-	-
Online coursewares	3,623	(3,623)	-	-	3,623	(3,623)	-	-
Partnership with agencies	356	(339)	-	17	356	(353)	-	3
Exclusive partnership with universities	20,876	(9,304)	-	11,572	21,356	(10,453)	-	10,903
Operational right of private school	4,464	(1,769)	-	2,695	4,464	(2,021)	-	2,443
Partnership with local institutes	2,380	(387)	-	1,993	2,380	(720)	-	1,660
Reacquired right to use trademark	300	(162)	-	138	300	(300)	-	-

Total intangible assets with definite lives	133,701	(45,322)	(29,057)	59,322	134,181	(49,040)	(34,958)	50,183
Acquired intangible assets with indefinite lives
Trade name	4,316	-	-	4,316	4,316	-	-	4,316

Total	138,017	(45,322)	(29,057)	63,638	138,497	(49,040)	(34,958)	54,499

In September 2012, the Group disposed one of its exclusive partnerships with universities, which carried at RMB315 before the disposal, for cash of RMB315, and therefore, no gain or loss resulted from the disposal.

In the third quarter of 2012, due to the projected revenue decrease for the Group's international and elite curriculum segment, the Group performed impairment test for the related intangible assets with the assistance of a third-party valuation firm. The impairment loss of RMB5,901 with respect to the service agreements with universities and high schools was recorded for the year ended December 31, 2012. The Group derived fair value based on a discounted cash flow model (e.g., excess earning method) using assumptions about revenue growth rates and the appropriate discount rates.

No impairment loss for the intangible assets is recognized for the years ended December 31, 2010 and 2011.

Amortization expenses were RMB4,432, RMB4,171 and RMB3,903 for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expenses for the next five years are as follows:

Years ending December 31,	RMB

2013	3,082
2014	2,929
2015	2,892
2016	2,720
2017	2,512